UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2009
                                                     ----------------

Check here if Amendment [  ];       Amendment Number:
                                                     ----------------
     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Investment Management, LLC
                -------------------------------------------------------------
Address:        21 Custom House Street, Suite 240
                -------------------------------------------------------------
                Boston, MA  02110
                -------------------------------------------------------------

Form 13F File Number:        28-06155
                           ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Charles J. Daly
                -----------------------------------------------------------
Title:          Chief Compliance Officer
                -----------------------------------------------------------
Phone:          617.757.7609
                -----------------------------------------------------------

Signature, Place and Date of Signing:
                                        Boston, MA                July , 2009
------------------------------    ------------------------    ------------------
       [Signature]                     [City, State]                [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  121
                                                 --------------------
Form 13F Information Table Value Total:               $193,045
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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

                         IRONWOOD INVESTMENT MANAGEMENT
                                    FORM 13F
                                 JUNE 30, 2009


                                                                                                                  VOTING AUTHORITY
                               TITLE OF                  VALUE       SHARES/   SH/ PUT/     INVSTMT    OTHER      ------------------
NAME OF ISSUER                  CLASS       CUSIP      (X$1000)      PRN AMT   PRN CALL     DSCRETN    MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
A.M. Castle & Co.                COM      148411101       402        33260.00   SH           Sole                33260.00
Acco Brands Corp.                COM      00081T108       535       189700.00   SH           Sole               189700.00
Actividentity Corp               COM      00506P103      3518      1390462.00   SH           Sole              1390462.00
Aes Corp Com                     COM      00130H105       340        29275.00   SH           Sole                29275.00
Airtran Hldgs Inc                COM      00949P108      1338       216153.00   SH           Sole               216153.00
Akamai Technologies              COM      00971T101      1687        87960.00   SH           Sole                87960.00
Allied Defense Group Com         COM      019118108      2699       613461.00   SH           Sole               613461.00
American Coml Lines Inc          COM      025195405       887        57278.00   SH           Sole                57278.00
American Railcar Inds            COM      02916P103       173        20980.00   SH           Sole                20980.00
Ampco Pittsburgh B               COM      032037103       258        10985.00   SH           Sole                10985.00
Analogic Corp New                COM      032657207      2946        79725.01   SH           Sole                79725.01
Ariad Pharmaceuticals Inc        COM      04033a100      3490      2181329.00   SH           Sole              2181329.00
Ascent Media Corp Com Ser A      COM      043632108      1080        40625.00   SH           Sole                40625.00
BTU International                COM      056032105      1140       217480.00   SH           Sole               217480.00
Bank Of Amer Corp                COM      060505104       190        14414.00   SH           Sole                14414.00
Beacon Roofing Supply Inc        COM      073685109      2539       175583.00   SH           Sole               175583.00
Berkshire Hills Bancorp Inc      COM      084680107      2292       110314.00   SH           Sole               110314.00
Bionova Inc Com                  COM      090643107       934      1609693.00   SH           Sole              1609693.00
Boston Privt Finl Hldg Com       COM      101119105       796       177785.00   SH           Sole               177785.00
Bristol Myers Squibb             COM      110122108       252        12432.00   SH           Sole                12432.00
Bronco Drilling Co Inc           COM      112211107       634       148110.00   SH           Sole               148110.00
C&d Technologies Inc             COM      124661109       969       484554.00   SH           Sole               484554.00
Cache Inc.                       COM      127150308      1699       437862.00   SH           Sole               437862.00
Carter Inc.                      COM      146229109      3101       125986.00   SH           Sole               125986.00
Ce Franklin Ltd Com              COM      125151100       331        63110.00   SH           Sole                63110.00
Celsion Corp                     COM      15117n305      4973      1148385.00   SH           Sole              1148385.00
Charlotte Russe Hldg             COM      161048103      2199       172083.00   SH           Sole               172083.00
Chiquita Brands Inc.             COM      170032809      1949       189959.00   SH           Sole               189959.00
Citigroup                        COM      172967101        38        12725.00   SH           Sole                12725.00
Citizens First Bancorp Inc       COM      17461R106        89       105952.00   SH           Sole               105952.00
Cytokinetics Inc.                COM      23282w100       538       189988.00   SH           Sole               189988.00
Danka Business Sys Plc Sponsor   COM      236277109      1068      9490119.00   SH           Sole              9490119.00
Denbury Resources Inc.           COM      247916208       218        14785.00   SH           Sole                14785.00
Durect Corp                      COM      266605104      7073      2971904.00   SH           Sole              2971904.00
Dycom Industries                 COM      267475101      1611       145567.00   SH           Sole               145567.00
Dynegy Inc Del                   COM      26817G102      1376       606245.00   SH           Sole               606245.00
Eastern Insurance Holdings Inc   COM      276534104       278        29575.00   SH           Sole                29575.00
Ems Technologies Inc             COM      26873N108      2894       138487.00   SH           Sole               138487.00
Exxon Mobil Corp                 COM      30231G102      1028        14711.00   SH           Sole                14711.00
First Mercury Finl Com           COM      320841109      1710       124168.00   SH           Sole               124168.00
Flanders Corp.                   COM      338494107      2531       414173.00   SH           Sole               414173.00
Freightcar America Inc.          COM      357023100       745        44335.00   SH           Sole                44335.00
Frontier Oil Corp.               COM      35914P105      2394       182612.00   SH           Sole               182612.00
General Electric                 COM      369604103       346        29483.99   SH           Sole                29483.99
Goodyear Tire & Rubr Co          COM      382550101       311        27610.00   SH           Sole                27610.00
Gsi Group Inc                    COM      36229U102       152       155417.00   SH           Sole               155417.00
Hanover Insurance Group Inc      COM      410867105      3467        90976.00   SH           Sole                90976.00
Hewlett Packard                  COM      428236103       679        17576.00   SH           Sole                17576.00
Hudson Highland Group Inc        COM      443792106       459       234189.00   SH           Sole               234189.00
Ico Hldgs Inc                    COM      449293109      4329      1591532.00   SH           Sole              1591532.00
International Coal Group Inc     COM      45928H106      1729       604581.00   SH           Sole               604581.00
Intl Business Machines           COM      459200101       997         9551.00   SH           Sole                 9551.00
Jos A Bank Clothiers Inc         COM      480838101      3207        93069.00   SH           Sole                93069.00
Kenexa Corp Com                  COM      488879107      2034       175820.00   SH           Sole               175820.00
Kona Grill Inc                   COM      50047H201       685       203920.00   SH           Sole               203920.00
LTX-Credence Corp Com            COM      502403108       191       397511.00   SH           Sole               397511.00
Livewire Mobile Inc Com          COM      53837P102       146       863761.00   SH           Sole               863761.00
Madden Steven Ltd                COM      556269108      2921       115401.00   SH           Sole               115401.00
Magnetek Inc.                    COM      559424106      1976      1421322.00   SH           Sole              1421322.00
Manitex Intl Inc Com             COM      563420108      1289      1498708.00   SH           Sole              1498708.00
Material Sciences Corp           COM      576674105       282       296987.00   SH           Sole               296987.00
Maxwell Technologies Inc         COM      577767106      1401       101275.00   SH           Sole               101275.00
Mckesson                         COM      58155Q103       637        14480.00   SH           Sole                14480.00
Measurement Specialties Inc      COM      583421102       616        87445.00   SH           Sole                87445.00
Mentor Graphics Corp             COM      587200106      1365       249530.00   SH           Sole               249530.00
Merck                            COM      589331107       216         7724.00   SH           Sole                 7724.00
Mercury Computer Systems         COM      589378108      2860       309220.00   SH           Sole               309220.00
Metalico Inc                     COM      591176102      1721       369247.00   SH           Sole               369247.00
Mfri Inc Com                     COM      552721102      1633       264182.00   SH           Sole               264182.00
Mocon Inc                        COM      607494101      3978       462557.00   SH           Sole               462557.00
Moduslink Global Solut Com       COM      60786L107      1266       184549.00   SH           Sole               184549.00
Motorola                         COM      620076109       121        18260.00   SH           Sole                18260.00
Nautilus Inc                     COM      63910B102       353       312592.00   SH           Sole               312592.00
Newalliance Bancshares Inc       COM      650203102      1781       154832.00   SH           Sole               154832.00
Newpark Res Inc                  COM      651718504      1519       533003.00   SH           Sole               533003.00
Northwestern Corp Com New        COM      668074305       222         9753.00   SH           Sole                 9753.00
Novagold Res Inc                 COM      66987E206       803       187536.00   SH           Sole               187536.00
Novavax Corp                     COM      670002104      4685      1428205.00   SH           Sole              1428205.00
Olin Corp                        COM      680665205       147        12400.00   SH           Sole                12400.00
Omnova Solutions Inc             COM      682129101      2266       695209.00   SH           Sole               695209.00
Parallel Pete Corp Del           COM      699157103       337       173880.00   SH           Sole               173880.00
Pegasystems Inc                  COM      705573103      5494       208263.00   SH           Sole               208263.00
Pepsico                          COM      713448108       329         5980.00   SH           Sole                 5980.00
Perficient Inc Com               COM      71375U101      1343       192200.00   SH           Sole               192200.00
Petrohawk Energy Corp            COM      716495106      1476        66191.00   SH           Sole                66191.00
Pfizer                           COM      717081103       231        15428.00   SH           Sole                15428.00
Plato Learning Inc               COM      72764Y100      1034       258532.00   SH           Sole               258532.00
Pma Cap Corp                     COM      693419202      1798       395137.00   SH           Sole               395137.00
Polyone Corp                     COM      73179P106      2339       863247.00   SH           Sole               863247.00
Progessive Corp Ohio             COM      743315103       219        14475.00   SH           Sole                14475.00
Progress Software Corp           COM      743312100      4180       197440.00   SH           Sole               197440.00
Quadramed Corp                   COM      74730W507      2927       419962.00   SH           Sole               419962.00
RXI Pharmaceuticals Corp Com     COM      74978T109       661       145680.00   SH           Sole               145680.00
Rti International Metals Inc.    COM      74973w107      2105       119150.00   SH           Sole               119150.00
Semitool Inc Com                 COM      816909105      1200       259796.00   SH           Sole               259796.00
Shaw Group Inc.                  COM      820280105      4087       149114.00   SH           Sole               149114.00
Shoe Carnival Inc                COM      824889109      1291       108254.00   SH           Sole               108254.00
Sonus Networks Inc               COM      835916107      1137       706015.00   SH           Sole               706015.00
Southwest Bancorp Okla Com       COM      844767103       861        88180.00   SH           Sole                88180.00
Stancorp Finl Group Inc          COM      852891100       665        23170.00   SH           Sole                23170.00
Strategic Diagnostics Inc        COM      862700101       435       374970.00   SH           Sole               374970.00
Sunopta Inc                      COM      8676EP108      1646       688737.00   SH           Sole               688737.00
Sycamore Networks Inc            COM      871206108      1737       555051.00   SH           Sole               555051.00
Sypris Solutions Inc             COM      871655106       439       362858.00   SH           Sole               362858.00
Tempur-Pedic Intl Inc            COM      88023U101      3452       264130.00   SH           Sole               264130.00
Terex                            COM      880779103      1665       137930.00   SH           Sole               137930.00
TriCo Bancshares                 COM      896095106       601        38765.00   SH           Sole                38765.00
Trident Microsystems             COM      895919108       146        84080.00   SH           Sole                84080.00
U S Physical Therapy Inc         COM      90337L108      3484       236224.00   SH           Sole               236224.00
Universal Fst Prods Inc          COM      913543104      1090        32944.00   SH           Sole                32944.00
Varian Semiconductor Equip Aas   COM      922207105      6829       284653.00   SH           Sole               284653.00
Vermillion Inc.                  COM      92407M206        22       558652.00   SH           Sole               558652.00
Vicor Corp                       COM      925815102      1379       191007.00   SH           Sole               191007.00
Vivus Inc                        COM      928551100      3815       627427.00   SH           Sole               627427.00
Watts Water Technologies, Inc.   COM      942749102      1756        81543.00   SH           Sole                81543.00
Wausau Paper Corp                COM      943315101      2287       340297.00   SH           Sole               340297.00
Whitney Holding Corporation Co   COM      966612103       897        97899.00   SH           Sole                97899.00
Whole Foods Market               COM      966837106      2475       130420.00   SH           Sole               130420.00
Williams Control Inc             COM      969465608      3386       540920.00   SH           Sole               540920.00
Xerox Corp                       COM      984121103        74        11480.00   SH           Sole                11480.00
Zoran Corp Com                   COM      98975F101      1981       181751.00   SH           Sole               181751.00
REPORT SUMMARY                   121 DATA RECORDS      193045           0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file 13ftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.
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